Loss per share	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Loss per share [Text Block]
16.	Loss per share:

Basic per share amounts are calculated using the weighted average number of shares outstanding of 64,056,876 for the year ended December 31, 2017 (2016 – 64,056,876, 2015 – 64,056,876). In computing diluted per share amounts, all of the Company’s outstanding warrants were excluded from the calculation of the weighted average number of common shares outstanding as they were anti-dilutive.